Summary of Significant Accounting Policies: Shipping and Handling Costs (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Shipping and Handling Costs

(u)            Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,117,065, $918,231 and $689,777 for the years ended December 31, 2011, 2010 and 2009, respectively.